EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about principal assumptions underlying the defined benefit plan (Details)	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Assets And Liabilities [Abstract]
Discount rate	2.58%	2.87%
Salary growth	3.37%	3.24%